Share-based payments	12 Months Ended
Dec. 31, 2024
Share-based payments
Share-based payments
24.	Share-based payments

(a)	Share incentive plan
The Group adopted three stock incentive plans since inception. The 2011 Stock Incentive Plan and 2012 Share Incentive Plan each terminated at the end of their respective ten-year
terms and some grants from each of these plans are still outstanding as of December 31, 2024.
In July 2014, the Group adopted the 2014 Stock Incentive Plan (the “2014 Plan”), in which the maximum aggregate number of ordinary shares may be issued under the 2014 Plan is (i) 5,366,998 Class A ordinary shares, and (ii) an automatic increase on January 1 of each year after the effective date of the 2014 Plan by that number of shares representing 1.5% of the Group’s then total issued and outstanding share capital as of December 31 of the preceding year, or such less number as determined by the board of directors.
In August 2024, the Group adopted the Amended and Restated 2014 Share Incentive Plan, which amends and restates the previously adopted 2014 Share Incentive Plan of the Company in its entirety and assumes all awards granted under the 2014 Share Incentive Plan. The maximum aggregate number of shares authorized under the Amended and Restated 2014 Share Incentive Plan was (i) 13,985,001 Class A ordinary shares, and (ii) an automatic increase on January 1 of each year after the effective date of the 2014 Amended and Restated Share Incentive Plan by that number of shares representing 1.5% of the
Company’s
total issued and outstanding share capital as of December 31 of the preceding year, or such less number as determined by the board of directors.
No share incentive plan was adopted for the years ended 2022 and 2023.
The expiration dates of the options were 5 to 10 years from grant date, vesting is subject to the continuous services of the option holders to the Group, and post-termination exercise period ranged from 3 to 9 months. During any authorized leave of absence, the vesting of the option shall be suspended after the leave of absence exceeds a period of 90 days. Vesting of the option shall resume upon the option holders’ return to service to the Group. The vesting schedule shall be extended by the length of the suspension.
In the event of termination of the option holders’ continuous service for cause, the option holders’ right to exercise the option shall terminate concurrently, except otherwise determined by the plan administrator, and the Group shall have the rights to repurchase all vested options purchased by the option holders at a discount price determined by the plan administrator. The share option holders have waived any voting rights with regard to the shares and granted a power of attorney to the Board of Directors of the Group to exercise voting rights with respect to the shares.
The Group uses the Binomial model to determine the estimated fair value for each option granted with the assistance of an independent valuation firm. The Group estimates that the forfeiture rate for key management and employees will be nil and 26% for 2022, nil and 23% for 2023, and nil and 29% for 2024, respectively.

The share option as of December 31, 2024 is as follows:

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual years to expiry per share	Aggregate intrinsic value
		US$		US$

Outstanding as of December 31, 2023	5,806,691	61.51	5.49 years	158,447

Forfeited	—
Exercised	(14,000)

Outstanding as of December 31, 2024	5,792,691	61.66	4.72 years	32,986

Non-vested as of December 31, 2024	968,460
Options vested and expected to vest as of December 31, 2024	5,792,691	61.66	4.72 years	32,986
Exercisable as of December 31, 2024	4,824,231	60.61	4.66 years	32,502
For the years ended December 31, 2022, 2023 and 2024, the Group recognized share-based payment expenses of RMB261,869, RMB283,630 and RMB298,650 in connection with the share options granted to key management and employees, respectively. The total fair value of shares vested during the years ended December 31, 2022, 2023 and 2024 was RMB261,266, RMB283,039 and RMB298,114, respectively.
As of December 31, 2023 and 2024, there was RMB586,401 and RMB304,593 unrecognized compensation cost related to unvested share options granted, respectively. The unvested share options expense relating to the share options of the Group is expected to be recognized over a weighted average period of one year
on a straight-line basis schedule as of December 31, 2024.

(b)	Non-vested shares
During the years ended December 31, 2022, 2023 and 2024, a total of 1,950,761, 2,894,700 and 1,794,730 non-vested
shares were granted to executive officers and employees under the 2014 Plan, respectively.
Most of the
non-vested
shares granted have a vesting period of four years of employment services with the first one-fourth
vesting on the first anniversary from grant date, and the remaining three fourth vesting on a monthly or quarterly or annually basis over a three-year period ending on the fourth anniversary of the grant date.
The
non-vested
shares are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested
shares. In the event a
non-vested
shareholder’s employment for the Group is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non-vested
shares will terminate effectively. The outstanding
non-vested
shares shall be forfeited and automatically transferred to and reacquired by the Group without any consideration.

For the years ended December 31, 2023 and 2024, the
non-vested
shares movement was as follows:

Non-vested shares outstanding

Outstanding as of December 31, 2023	4,325,365
Granted	1,794,730
Vested	(1,748,581)
Forfeited	(647,535)

Outstanding as of December 31, 2024	3,723,979

The Group recognized compensation expense over the four-year service periods on a straight-line
b
asis, and applied a forfeiture rate of nil for key management for 2022, 2023 and 2024, while the forfeiture rate was 26%, 23% and 29% for employees for the years ended December 31, 2022, 2023 and 2024, respectively. The aggregate fair value of the restricted shares at grant dates was RMB601,010, RMB1,549,568 and RMB1,083,690 during the years ended December 31, 2022, 2023 and 2024, respectively. The fair value of non-vested
shares
is
measured at the respective market price of the Company’s ordinary shares on the grant-dates.
For the years ended December 31, 2022, 2023 and 2024, the Group recognized share-based payment expenses of RMB593,061, RMB784,981 and RMB879,035 in connection with the non-vested
shares granted to employees, respectively.
As of December 31, 2023 and 2024, there was RMB1,738,793 and RMB1,541,967 unrecognized compensation cost related to non-vested
shares which is expected to be recognized over a weighted average vesting period of 2.60 years and 2.55 years, respectively. The weighted average grant date fair value per share of non-vested
shares granted during the years ended December 31, 2022, 2023 and 2024 were US$46.43 (approximately RMB308.09), US$76.49 (approximately RMB535.31) and US$83.87 (approximately RMB603.82), respectively.

(c)	Share-based awards relating to Shan Shan Outlets
In December 2019, Shan Shan Outlets, a wholly-owned subsidiary of the Group, adopted a Stock Incentive Plan (“the Shan Shan Plan”), which provided up to 15% of the equity interest of the Shan Shan Outlets as share-based compensation to employees, external assigned employees and other eligible personal. The maximum contractual term of the Shan Shan Plan is 10 years.
In December 2019, 7.5% of the equity interest of the Shan Shan Outlets share options were granted to its executive officer under the Shan Shan Plan. In August 2020, 0.1484% of the equity interest of Shan Shan Outlets were granted to key employees of Shan Shan. In February and August 2021, 0.4208% and 0.7611% of the equity interest of Shan Shan Outlets were granted to key employees of Shan Shan, respectively. In January and July 2022, 1.3538% and 1.2283% of the equity interest of Shan Shan Outlets were granted to key employees of Shan Shan, respectively. In January 2023, 0.8680 % of the equity interest of Shan Shan Outlets were granted to key employees of Shan Shan. In January 2024, 1.3472% of the equity interest of Shan Shan Outlets were granted to key employees of Shan Shan.

The vesting period is generally 1-4 years of employment services where 25% to 100% will be vested on the first anniversary from grant date with the remaining to be vested ratably over the remaining vesting period. For options granted in 2024, the vesting period is two years, after which 100% of the granted options will be fully vested.
No consideration will be transferred to the Group upon exercise, where the Group shall repurchase the shares at a price determined based on Shan Shan Outlet’s
3
-year-audited-average
net profit. The fair value of a liability-classified award will be re-measured to an updated fair value at each reporting period until the award is settled. The compensation cost is recognized over the requisite service period, which is usually the vesting period. For the years ended December 31, 2022, 2023 and 2024, the Group recognized share-based payment expenses of RMB
352,651, RMB441,195 and RMB360,055 in connection with the share options granted. For the years ended December 31, 2022, 2023 and 2024, the Group Outlets repurchased nil, RMB66,829 and RMB100,922 in connection with the share options granted.
The Group uses the Monte Carlo Simulation Mode to determine the estimated fair value for share- based compensation liability below with the assistance of an independent valuation firm as of December 31, 2022, 2023 and 2024.
The assumptions used in determining the fair value of the share-based awards as of December 31, 2022, 2023 and 2024 were as follows:

Assumptions	2022	2023	2024
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.82%~2.39%	2.17%~2.35%	1.41%~1.47%
Expected volatility	39.51%~44.69%	32.95%~38.74%	23.17%~27.53%
Total fair value of share-based awards	832,456	1,097,668	1,540,863
Notes:

(1)	Expected dividend yield:
The expected dividend yield was estimated by the Group based on Shan Shan Outlet’s dividend policy over the expected life of the awards.

(2)	Risk-free interest rate:
Risk-free interest rate was estimated based on the China Government Bonds with a maturity life equal to the time period of the simulation as of the valuation date.

(3)	Expected volatility:
The expected volatility was estimated based on the
3-year
average annualized volatility of comparable companies’ revenue.

(d)	Share based compensation expenses
For the years ended December 31, 2022, 2023 and 2024, share based compensation expenses have been included in the following balances on the consolidated statements of income and comprehensive income:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Fulfillment expenses	(74,063)	(77,926)	(84,079)
Marketing expenses	(14,630)	(33,379)	(31,215)
Technology and content expenses	(242,714)	(330,197)	(382,308)
General and administrative expenses	(876,174)	(1,068,304)	(1,040,138)

	(1,207,581)	(1,509,806)	(1,537,740)